Real Estate Acquisitions (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012 Property	Jun. 30, 2011
Business Acquisition [Line Items]
Number of businesses acquired (in properties)			16
Business Acquisition, Purchase Price Allocation [Abstract]
Land	$ 15,643,667		$ 15,643,667
Buildings and improvements	40,871,535		40,871,535
Total purchase price	64,282,114		64,282,114
Revenue of acquiree since acquisition date	648,000		648,000
Loss of acquiree since acquisition date	1,900,000		1,900,000
Pro forma basis (unaudited)
Revenue	1,299,388	1,299,388	2,598,776	2,598,776
Net income	247,423	326,083	639,319	(1,309,087)
Acquisition costs	1,948,577		1,948,577
Acquired-in-place leases
Business Acquisition, Purchase Price Allocation [Abstract]
Acquired finite-lived intangible asset - leases, amount	9,162,143		9,162,143
Acquired above-market leases
Business Acquisition, Purchase Price Allocation [Abstract]
Acquired finite-lived intangible asset - leases, amount	11,054		11,054
Acquired below-market leases
Business Acquisition, Purchase Price Allocation [Abstract]
Acquired below-market leases	$ (1,406,285)		$ (1,406,285)